Schedule of Bank Borrowings (Details)	May 31, 2024 SGD ($)	May 31, 2023 SGD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2024 SGD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 SGD ($)		Aug. 03, 2023	Jun. 01, 2023	May 03, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)		Aug. 03, 2022
Short-Term Debt [Line Items]
Bank borrowings			$ 1,140,601		$ 1,541,352		$ 1,730,339		$ 2,338,296						$ 2,844,364
long term current			(809,582)		(1,094,030)		(1,071,495)		(1,447,966)						(1,150,176)
Long-term bank borrowings			$ 331,019		$ 447,322		$ 658,844		$ 890,330					$ 658,844	1,694,188
Property Loan [Member]
Short-Term Debt [Line Items]
Interest rate			6.25%		6.25%		6.25%		6.25%		1.98%		1.20%				1.68%
Bank borrowings			$ 220,315	[1]	$ 297,723	[1]	$ 259,742	[2]	$ 351,004	[1],[2]					457,120	[2]
Property Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate			1.98%	[1]	1.98%	[1]	1.98%	[2]	1.98%	[2]
Property Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate			4.95%	[1]	4.95%	[1]	4.95%	[2]	4.95%	[2]
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest rate			2.25%	[3]	2.25%	[3]	2.25%	[4]	2.25%	[4]
Bank borrowings			$ 762,239	[3]	$ 1,030,053	[3]	$ 1,042,280	[4]	$ 1,408,486	[3],[4]					2,091,258	[4]
Trust Receipt [Member]
Short-Term Debt [Line Items]
Bank borrowings			$ 158,047	[5]	$ 213,576	[5]	$ 428,317	[6]	$ 578,806	[5],[6]					$ 295,986	[6]
Trust Receipt [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate			5.98%	[5]	5.98%	[5]	5.98%	[6]	5.98%	[6]
Trust Receipt [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate			7.00%	[5]	7.00%	[5]	7.00%	[6]	7.00%	[6]
Singapore Over Night Rate Average [Member]
Short-Term Debt [Line Items]
Interest rate			4.85%		4.85%		3.75%		3.75%			2.00%
Bank Facilities [Member]
Short-Term Debt [Line Items]
Bank receipts	$ 481,622	$ 268,046
Bank Facilities [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate			5.98%		5.98%		5.15%		5.15%
Bank Facilities [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate			7.00%		7.00%		6.27%		6.27%

[1]	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity at January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of June 30, 2024 the SORA rate is 4.85%.
[2]	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity at January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2023 the SORA rate is 3.75%
[3]	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity at October 2025 with the interest rate at 2.25%
[4]	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity at October 2025 with the interest rate at 2.25%
[5]	Trust receipt is the bank facilities that we use to settle suppliers’ due invoices, it will be mature 120 days after the Company executes it. The interest rate will be 5.98%-7.0% depend on the date of execution. All trust receipts matured no later than July 26,2024.
[6]	Trust receipt is the bank facilities that we use to settle suppliers’ due invoices, it will be mature 120 days after the Company executes it. The interest rate will be 5.15%-6.27% depend on the date of execution. All trust receipts matured no later than March 31,2024.